GOF P13 12/20

SUPPLEMENT DATED DECEMBER 15, 2020

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin Disruptive Commerce ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Franklin Liberty Federal Tax-Free Bond ETF

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty Senior Loan ETF

Franklin Liberty Systematic Style Premia ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty U.S. Low Volatility ETF

Franklin Liberty U.S. Treasury Bond ETF

Franklin Liberty Ultra Short Bond ETF

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

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(each a series of Franklin Templeton ETF Trust)

Franklin Liberty Short Duration U.S. Government ETF

(a series of Franklin ETF Trust)

Effective December 17, 2020, each Fund’s prospectus is amended as follows:

      I.        The last sentence of the paragraph immediately preceding the “Fund Details – Management” heading in each prospectus is replaced with the following:

The Fund discloses its portfolio holdings daily at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

     II.        The information in the “Shareholder Information – Share Prices” section of each prospectus is replaced with the following:

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors.

   III.        For each of the Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF and Franklin FTSE Japan Hedged ETF (collectively, the “FTSE Passive Funds”), Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF, Franklin LibertyQ U.S. Small Cap Equity ETF (collectively, the “US Smart Beta Funds”), Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, and Franklin LibertyQ Global Equity ETF (collectively, the “Non-US Smart Beta Funds”, and together with the FTSE Passive Funds and the US Smart Beta Funds, the “Index Funds”), the second sentence of the first paragraph under the “Shareholder Information – Creations and  Redemptions” section of each prospectus is replaced with the following:

An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (AP Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units.  All orders for the creation or redemption of Creation Units for the Fund must be placed by or through an Authorized Participant that has entered into an AP Agreement with Franklin Templeton Distributors, Inc. (Distributors), an affiliate of Advisory Services.

   IV.        For each Fund, other than the Index Funds, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF, the second sentence of the first paragraph under the “Shareholder Information – Creations and Redemptions” section of each prospectus is replaced with the following:

An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (AP Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units.  All orders for the creation or redemption of Creation Units for the Fund must be placed by or through an Authorized Participant that has entered into an AP Agreement with Franklin Templeton Distributors, Inc. (Distributors), an affiliate of Advisers.

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    V.        For Franklin Liberty International Aggregate Bond ETF, Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF, the second sentence of the first paragraph under the “Shareholder Information – Creations and Redemptions” section of each prospectus is replaced with the following:

An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (AP Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units.  All orders for the creation or redemption of Creation Units for the Fund must be placed by or through an Authorized Participant that has entered into an AP Agreement with Franklin Templeton Distributors, Inc. (Distributors), an affiliate of Advisers and FTIML.

   VI.        Except for the US Smart Beta Funds and Franklin Liberty U.S. Treasury Bond ETF, the first sentence of each of the second and third paragraphs, respectively, under the “Shareholder Information – Creations and Redemptions” section of the prospectus for each Fund are replaced, respectively, as follows:

A creation transaction, which is subject to acceptance by Distributors or its agents, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions) in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions).

  VII.        For the US Smart Beta Funds, the second paragraph under the “Shareholder Information – Creations and Redemptions” section of the prospectus is replaced as follows:

A creation transaction, which is subject to acceptance by Distributors or its agents, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions) in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions). Except when aggregated in Creation Units, shares are not redeemable by the Fund.

VIII.        For the Franklin Liberty U.S. Treasury Bond ETF, the second paragraph under the “Shareholder Information – Creations and Redemptions” section of the prospectus is replaced as follows:

A creation transaction, which is subject to acceptance by Distributors or its agents, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions) in exchange for a specified number of Creation Units. With respect to the Fund, these deposits are generally in cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions). With respect to the Fund, redemptions are generally in cash, although the Fund reserves the right to meet redemptions on an in-kind basis. Except when aggregated in Creation Units, shares are not redeemable by the Fund.

   IX.        Except for the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF, US Smart Beta Funds, and Franklin Liberty Short Duration U.S. Government ETF, the fourth and fifth paragraphs under the “Shareholder Information – Creations and Redemptions” section of each prospectus are replaced with the following:

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The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change such orders. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

    X.        For the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Low Volatility ETF,  and Franklin Liberty Short Duration U.S. Government ETF, the fourth, fifth and sixth paragraphs under the “Shareholder Information – Creations and Redemptions” section of each prospectus are replaced with the following:

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change such orders. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

   XI.        For the US Smart Beta Funds and Franklin Liberty U.S. Treasury Bond ETF, the third and fourth paragraphs under the “Shareholder Information – Creations and Redemptions” section of each prospectus are replaced with the following:

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change such orders. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

  XII.        Except for the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF, and the US Smart Beta ETFs, the “Shareholder Information – Premium/Discount Information” section of each prospectus is replaced with the following:

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Information regarding how often the shares of the Fund traded on NYSE Arca, Inc. at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year, can be found at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

XIII.        For the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF, and the US Smart Beta ETFs, the “Shareholder Information – Premium/Discount Information” section of each prospectus is replaced with the following:

Information regarding how often the shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year, can be found at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

XIV.        The following is added at the beginning of the “For More Information” section of each prospectus:

Information on the Fund’s NAV, market price, premiums and discounts, and bid/ask spreads can be found online at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

 XV.        For the Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Federal Tax-Free Bond ETF, the fourth paragraph under “Fund Summaries - Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF - Principal Investment Strategies” and “Fund Summaries - Franklin Liberty Federal Tax-Free Bond ETF - Principal Investment Strategies”; and the seventh paragraph under the “Fund Details – Principal Investment Policies and Practices” sections of the prospectus are removed in their entirety.

Please keep this supplement with your prospectus for future reference.

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GOF SA2 12/20

SUPPLEMENT DATED DECEMBER 15, 2020

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin Disruptive Commerce ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Franklin Liberty Federal Tax-Free Bond ETF

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty Senior Loan ETF

Franklin Liberty Systematic Style Premia ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty U.S. Low Volatility ETF

Franklin Liberty U.S. Treasury Bond ETF

Franklin Liberty Ultra Short Bond ETF

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

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Franklin LibertyQ U.S. Small Cap Equity ETF

(each a series of Franklin Templeton ETF Trust)

Franklin Liberty Short Duration U.S. Government ETF

(a series of Franklin ETF Trust)

Effective December 17, 2020, the Statement of Additional Information (“SAI”) is amended as follows:

I.              For each of the Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF, Franklin LibertyQ International Equity Hedged ETF (collectively, the “Non-US Smart Beta Funds”), the Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap ETF (the “US Smart Beta Funds” and together with the Non-US Smart Beta Funds, the “Smart Beta Funds”) the first and fourth sentences, respectively, of the third paragraph under the “General Description of the Trust and the Fund” section of each SAI are replaced, respectively, with the following:

The Fund offers and issues shares at their net asset value per share (NAV) only in aggregations of a specified number of shares (Creation Unit), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) included in its Underlying Index (Deposit Securities), together with the deposit of a specified cash payment (Cash Component).

Shares of the Fund are redeemable only in Creation Units, and generally in exchange for portfolio securities, assets or other positions and a Cash Component.

II.             For each of the Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF, Franklin Liberty Federal Tax-Free Bond ETF (together, the “Municipal Bond Funds”), Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Short Duration U.S. Government ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Treasury Bond ETF, Franklin Liberty Ultra Short Bond ETF and Franklin Liberty U.S. Core Bond ETF, the second and seventh sentences, respectively, of the third paragraph under the “General Description of the Trust and the Fund” section of the SAI are replaced, respectively, with the following:

The Fund may offer Creation Units of its shares in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) (Deposit Securities), together with the deposit of a specified cash payment (Cash Component).

The Fund may redeem Creation Units of its shares in exchange for portfolio securities, assets or other positions and a Cash Component.

III.           For the Franklin Liberty U.S. Low Volatility ETF and Franklin Liberty Investment Grade Corporate ETF, the first and fourth sentences of the third paragraph under the “General Description of the Trust and the Fund” section of the SAI are replaced, respectively, with the following:

The Fund offers and issues shares at their net asset value per share (NAV) only in aggregations of a specified number of shares (Creation Unit), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) (Deposit Securities), together with the deposit of a specified cash payment (Cash Component) (Franklin Liberty Investment Grade Corporate ETF generally offers Creation Units of its shares solely for cash).

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Shares of the Fund are redeemable only in Creation Units and generally in exchange for portfolio securities, assets or other positions and a Cash Component (Franklin Liberty Investment Grade Corporate ETF, generally redeems Creation Units of its shares solely for cash).

IV.           For the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF (collectively, the “Thematic Funds”), the first and fourth sentences of the third paragraph under the “General Description of the Trust and the Fund” section of the SAI are replaced, respectively, with the following:

The Fund offers and issues shares at their net asset value per share (NAV) only in aggregations of a specified number of shares (Creation Unit), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) (Deposit Securities), together with the deposit of a specified cash payment (Cash Component).

Shares of the Fund are redeemable only in Creation Units and generally in exchange for portfolio securities, assets or other positions and a Cash Component.

V.            For the Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF and Franklin FTSE Japan Hedged ETF (collectively, the “FTSE Passive Funds”), the first and fourth sentences of the third paragraph under the “General Description of the Trust and the Fund” section of the SAI are replaced, respectively, with the following:

The Fund offers and issues shares at their net asset value per share (NAV) only in aggregations of a specified number of shares (Creation Unit), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) included in its Underlying Index (Deposit Securities), together with the deposit of a specified cash payment (Cash Component) (other than Franklin FTSE Brazil ETF, Franklin FTSE India ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF and Franklin FTSE Taiwan ETF (collectively, the “Cash Fund”), which generally offer Creation Units of their shares solely for cash).

Shares of the Fund are redeemable only in Creation Units, and generally in exchange for portfolio securities, assets or other positions and a Cash Component (other than the Cash Fund, which generally redeems Creation Units of its shares solely for cash).

VI.           For each Fund except the FTSE Passive Funds and the Smart Beta Funds, the fourth sentence of the second paragraph under the “Exchange Listing and Trading” section of each SAI is replaced with the following:

The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (i) for NYSE Arca listed Funds, following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund. (ii) for Cboe listed Funds, there are fewer than 50 beneficial owners of shares of the Fund for at least 30 consecutive trading days), (iii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940 (1940 Act), (iv) the Fund fails to meet certain continued listing standards of the Exchange, or (v) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable.

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VII.          For each of the FTSE Passive Funds and the Smart Beta Funds, the fourth sentence of the second paragraph under the “Exchange Listing and Trading” section of each SAI is replaced with the following:

The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (i) for NYSE Arca listed Funds, following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund, (ii) for Cboe listed Funds, there are fewer than 50 beneficial owners of shares of the Fund for at least 30 consecutive trading days, (iii) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (iv) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940 (1940 Act), (v) the Fund fails to meet certain continued listing standards of the Exchange, (vi) the Underlying Index on which the Fund is based fails to meet certain continued listing standards of the Exchange, or (vii) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable.

VIII.        The fourth, fifth and sixth paragraphs under the “Exchange Listing and Trading” section of the SAI for each Fund are deleted in their entirety.

IX.           The following replaces the “Goals, Strategies and Risks – Policies and Procedures Regarding the Release of Portfolio Holdings” section of the SAI for each Fund in its entirety:

On each business day of the Fund, before the opening of regular trading on the Fund’s primary listing exchange, the Fund will disclose on its website (https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/) certain information relating to the portfolio holdings that will form the basis for the Fund’s next calculation of NAV per share.  Consistent with current law, the Fund also releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

Each business day, the Fund’s portfolio holdings information will be provided to Franklin Templeton Distributors, Inc. (Distributors) or other agents for dissemination through the facilities of the National Securities Clearing Corporation (NSCC) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including large institutional investors (known as “Authorized Participants”) that have been authorized by Distributors to purchase and redeem large blocks of shares pursuant to legal requirements, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund in the ordinary course of business. The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers and service providers to the Fund, including Authorized Participants and pricing services.

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X.            The first sentence of the third paragraph under the “Creation and Redemption of Creation Units –   General” section of the SAI for each Fund is replaced with the following:

A “Business Day” with respect to the Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business.

XI.           For the Municipal Funds, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Short Duration U.S. Government ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty Ultra Short Bond ETF, Franklin Liberty U.S. Core Bond ETF and Franklin Liberty U.S. Treasury Bond ETF,  the first sentence of the first paragraph and the second sentence of the third paragraph, respectively, of the “Creation and Redemption of Creation Units – Fund Deposit” section of the SAI for each Fund are replaced, respectively, with the following:

The consideration for purchase of Creation Units of the Fund may consist of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted)) and the Cash Component computed as described below.

The Fund may, at times, elect to receive Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions) and a Cash Component as consideration for the purchase of Creation Units.

XII.          For the Franklin Liberty U.S. Low Volatility ETF and Franklin Liberty Investment Grade Corporate ETF, the first sentence of the first paragraph and the second sentence of the third paragraph, respectively, of the “Creation and Redemption of Creation Units – Fund Deposit” section of the SAI for the Fund are replaced, respectively, with the following:

The consideration for purchase of Creation Units of the Fund (except for Franklin Liberty Investment Grade Corporate ETF, which is generally offered in Creation Units solely for cash) generally consists of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted)) and the Cash Component computed as described below.

Franklin Liberty Investment Grade Corporate ETF may, at times, elect to receive Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions) and a Cash Component as consideration for the purchase of Creation Units.

XIII.        For the Thematic Funds, the first sentence of the first paragraph of the “Creation and Redemption of Creation Units – Fund Deposit” section of the SAI is replaced with the following:

The consideration for purchase of Creation Units of the Fund generally consists of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted)) and the Cash Component computed as described below.

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XIV.        For the Smart Beta Funds, the first paragraph of the “Creation and Redemption of Creation Units – Fund Deposit” section of the SAI is replaced with the following:

The consideration for purchase of Creation Units of the Fund generally consists of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted)) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit, when combined with the Fund’s portfolio securities, assets and other positions, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.

XV.         For the FTSE Passive Funds, the first and the third paragraphs, respectively, of the “Creation and Redemption of Creation Units – Fund Deposit” section of the SAI are replaced, respectively, with the following:

The consideration for purchase of Creation Units of the Fund (except for the Cash Fund, which is generally offered in Creation Units solely for cash) generally consists of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted)) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit, when combined with the Fund’s portfolio securities, assets and other positions, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.

The Franklin FTSE China ETF, Franklin FTSE Latin America ETF and Franklin FTSE Asia ex Japan ETF (collectively, the “Partial Cash Fund”) generally offer Creation Units partially for cash. The Cash Fund’s current policy is to accept cash in substitution for the Deposit Securities it might otherwise accept as in-kind consideration for the purchase of Creation Units. The Cash Fund may, at times, elect to receive Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions) and a Cash Component as consideration for the purchase of Creation Units. If the Cash Fund elects to accept Deposit Securities, a purchaser’s delivery of the Deposit Securities together with the Cash Component will constitute the “Fund Deposit,” which will represent the consideration for a Creation Unit of the Fund.

XVI.        The following is added as a new paragraph under the “Creation and Redemption of Creation Units – Fund Deposit” section of the SAI for each Fund immediately following the paragraph beginning “The identity and number of shares…”:

The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Trust, and the Trust’s determination shall be final and binding.

XVII.       The second sentence of the last paragraph under the “Creation and Redemption of Creation Units – Fund Deposit” section of the SAI for each Fund is replaced with the following:

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The Fund also reserves the right to permit or require a “cash in lieu” amount in other circumstances, including circumstances in which: (i) the delivery of the Deposit Security by the Authorized Participant would be restricted under applicable securities or other local laws; (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws; or (iii) in certain other situations.

XVIII.     The “Creation and Redemption of Creation Units – Creation Units” section of the SAI for each Fund is replaced with the following:

Creation Units.   An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (Authorized Participant Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units. To be eligible to place orders with Distributors and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the NSCC Clearing Process, or (ii) a DTC Participant, and, in either case, must have executed an Authorized Participant Agreement with Distributors with respect to creations and redemptions of Creation Units. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

XIX.        For the Thematic Funds, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF and Franklin Liberty U.S. Low Volatility ETF, the last sentence of the first paragraph of the “Creation and Redemption of Creation Units – Issuance of a Creation Unit” section of the SAI for the Fund is replaced with the following:

The Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances.

XX.         For the FTSE Passive Funds, the last sentence of the first paragraph of the “Creation and Redemption of Creation Units – Issuance of a Creation Unit” section of the SAI for the Fund is replaced with the following:

The Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 (or T+3, as applicable) if necessary or appropriate under the circumstances.

XXI.        The second paragraph under the “Creation and Redemption of Creation Units – Redemption of Creation Units” section of the SAI for each Fund is replaced with the following:

The Fund’s investment manager makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (Fund Securities), and an amount of cash as described below (Cash Amount) (if any). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable in order to effect redemptions of Creation Units of the Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Together, the Fund Securities and the Cash Amount constitute the “Fund Redemption.” Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

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XXII.       The following is added as a new paragraph immediately after the third paragraph of the “Creation and Redemption of Creation Units – Redemption of Creation Units” section of the SAI for each Fund:

The Fund reserves the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust’s determination shall be final and binding.

XXIII.     The second sentence of the fourth paragraph under the “Creation and Redemption of Creation Units – Redemption of Creation Units” section of the SAI for each Fund is replaced with the following:

The Fund also reserves the right to permit or require a “cash in lieu” amount in other circumstances, including circumstances in which: (i) the delivery of a Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; (ii) the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant becoming restricted under applicable securities or other local laws; or (iii) in certain other situations.

XXIV.     Except for the Non-US Smart Beta Funds and the FTSE Passive Funds, the second sentence of the sixth paragraph (for the Franklin Liberty U.S. Treasury Bond ETF, the seventh paragraph) under the “Creation and Redemption of Creation Units – Placement of redemption orders” section of the SAI for each Fund is replaced with the following:

The Fund reserves the right to settle redemption transactions later than T+2 if necessary or appropriate under the circumstances and compliant with applicable law.

XXV.      For the Non-US Smart Beta Funds and the FTSE Passive Funds, the second sentence of the sixth paragraph under the “Creation and Redemption of Creation Units – Placement of redemption orders” section of the SAI for the Fund is replaced with the following:

The Fund reserves the right to settle redemption transactions later than T+2 (or T+3, as applicable) if necessary or appropriate under the circumstances and compliant with applicable law.

XXVI.     For the Thematic Funds, the Non-US Smart Beta Funds, the FTSE Passive Funds, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF and Franklin Liberty U.S. Low Volatility ETF:

(1)   The last two sentences of the sixth paragraph under the “Creation and Redemption of Creation Units – Placement of redemption orders” section of the SAI for the Fund are replaced with the following:

If the Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.

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(2)   The parenthetical at the end of the eighth paragraph under the “Creation and Redemption of Creation Units – Placement of redemption orders” section of the SAI for each Fund is deleted and replaced with the following:

(within seven calendar days thereafter).

(3)   The “Creation and Redemption of Creation Units – Regular Holidays” and “Creation and Redemption of Creation Units – Redemptions” sections of the SAI for the Fund are deleted in their entirety.

XXVII.     For the Franklin Liberty Ultra Short Bond ETF, the “Creation and Redemption of Creation Units – Regular Holidays” and “Creation and Redemption of Creation Units – Redemptions” sections of the SAI for the Fund are deleted in their entirety.

XXVIII.  The following is added at the end of the “Creation and Redemption of Creation Units” section    of the SAI for each Fund:

Custom baskets.   The Fund may utilize custom creation or redemption baskets consistent with Rule 6c-11 under the 1940 Act. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or in-kind redemption basket and therefore has additional cash included in lieu of such instrument. The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the investment manager who are required to review each custom basket for compliance with the parameters.

XXIX.     Effective as of November 20, 2020, in the “Officers and Trustees – Interested Board Members and Officers” table in each SAI, references to Robert C. Rosselot, if any, are removed, and the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member	Other Directorships Held During at Least the Past 5 Years
Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since October 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Please keep this supplement with your SAI for future reference.

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